DERIVATIVE FINANCIAL INSTRUMENTS (Details) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of derivative financial instruments [text block] [Abstract]
Hedged Liability, Fair Value Hedge	£ 170